CONSOLIDATED FINANCIAL STATEMENTS - Results in operations with joint ventures (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Jan. 17, 2024
CONSOLIDATED FINANCIAL STATEMENTS
Expected proceeds from sale of equity interests in joint venture		$ 325	R$ 1,500.0
Recognized a gain in the line of results in operations	R$ 808.4
Amount reclassified from cumulative translation adjustment	R$ 407.6
Gerdau Metaldom Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity ownership in joint venture to be sold				50.00%
Diaco S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity ownership in joint venture to be sold				49.85%